A. O. Smith Corporation Master Trust - Investments at Fair Value by Classification (Details) - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	$ 627,232,739	$ 594,940,751
Total
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	228,903,211	208,931,038
Level 1
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	228,903,211	208,931,038
Level 2
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	0	0
Level 3
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	0	0
NAV
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	398,329,528	386,009,713
Mutual Funds | Total
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	228,903,211	208,931,038
Mutual Funds | Level 1
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	228,903,211	208,931,038
Mutual Funds | Level 2
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	0	0
Mutual Funds | Level 3
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	$ 0	$ 0